Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Minimum Future Lease Payments Payables

Future minimum lease payments under noncancelable operating leases at September 30, 2013, are as follows:

(unaudited)
Twelve Months Ending September 30,
2014	$3,460,609
2015	3,396,780
2016	3,385,321
2017	3,486,881
2018	3,035,013
Thereafter	625,540

$17,390,144